UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment[ ]; Amendment Number:___________
    This Amendment (Check only one): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Monetta Financial Services, Inc.
Address:  1776-A S. Naperville Road
          Suite 100
          Wheaton, IL 60187

Form 13F File Number:  28-2784

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, ant that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Maria Cesario DeNicolo
Title:  Secretary
Phone:  630-462-9800

Signature, Place, and Date of Signing

    /s/ Maria Cesario DeNicolo      Wheaton, IL   April 14, 2003

Report Type (Check only one):

  [X] 13F HOLDING REPORT.
  [ ] 13F NOTICE.
  [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
              None

Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total: $31,406

List of Other Included Managers:
             Monetta Fund


PAGE:    1 OF:   2      FORM 13F      NAME OF REPORTING MANAGER: MONETTA FINANCIAL SERVICES               #           DATE:03/31/03


      ITEM 1:           ITEM 2:       ITEM 3:        ITEM 4:       ITEM 5:           ITEM 6:        ITEM 7:         ITEM 8:
   NAME OF ISSUER    TITLE OF CLASS   CUSIP        FAIR MARKET   SHARES OR   INVESTMENT  DISCRETION MANAGER  VOTING  AUTHORITY
                                      NUMBER          VALUE      PRINC. AMT.   SOLE  SHARED  OTHER          SOLE    SHARED    NONE
ABBOTT LABORATORIES   COMMON STOCK   002824100            1,053       28,000    X                             28000

ACTEL CORP            COMMON STOCK   004934105              409       24,000    X                             24000

ADC                   COMMON STOCK   000886101               21       10,000    X                             10000
TELECOMMUNICATIONS
ANALOG DEVICES        COMMON STOCK   032654105              817       29,700    X                             29700

AMGEN INC             COMMON STOCK   031162100              201        3,500    X                              3500

ASIAINFO HOLDINGS     COMMON STOCK   04518A104               46       11,500    X                             11500

ANTHEM, INC.          COMMON STOCK   03674B104            1,126       17,000    X                             17000

ATMEL CORP.           COMMON STOCK   049513104               56       35,000    X                             35000

BANK OF AMERICA       COMMON STOCK   060505104              836       12,500    X                             12500
CORP.
BANKNORTH GROUP INC.  COMMON STOCK   06646R107            1,091       50,000    X                             50000

CITIGROUP INC.        COMMON STOCK   172967101              999       29,000    X                             29000

CABOT                 COMMON STOCK   12709P103              842       20,100    X                             20100
MICROELECTRONICS
CHINADOTCOM -CL A     COMMON STOCK   G2108N109              235       72,000    X                             72000

CONOCOPHILLIPS        COMMON STOCK   20825C104              482        9,000    X                              9000

CALPINE CORP          COMMON STOCK   131347106              149       45,000    X                             45000

CISCO SYSTEMS INC     COMMON STOCK   17275R102            1,045       81,000    X                             81000

DIGITAL GENERATION    COMMON STOCK   253921100               74       29,000    X                             29000
SYSTEMS
EMC CORP - MASS       COMMON STOCK   268648102               72       10,000    X                             10000

FREDDIE MAC           COMMON STOCK   313400301              478        9,000    X                              9000

GENERAL ELECTRIC CO.  COMMON STOCK   369604103              204        8,000    X                              8000

INTL BUSINESS         COMMON STOCK   459200101              204        2,600    X                              2600
MACHINES CORP
INTEL CORP            COMMON STOCK   458140100            1,963      120,600    X                            120600

JDS UNIPHASE CORP.    COMMON STOCK   46612J101               54       19,000    X                             19000

THE KROGER CO         COMMON STOCK   501044101            1,407      107,000    X                            107000

LIMITED BRANDS        COMMON STOCK   532716107            1,081       84,000    X                             84000

MDC HOLDINGS INC.     COMMON STOCK   552676108            1,497       39,000    X                             39000

MICROSOFT CORP        COMMON STOCK   594918104            2,387       98,600    X                             98600

NETEASE.COM INC.      COMMON STOCK   64110W102              194       13,000    X                             13000

NEW YORK COMMUNITY    COMMON STOCK   649445103            1,043       35,000    X                             35000
BANCORP, INC.
ORACLE CORPORATION    COMMON STOCK   68389X105            1,519      140,000    X                            140000

O'REILLY AUTOMOTIVE   COMMON STOCK   686091109              488       18,000    X                             18000

PARK PLACE            COMMON STOCK   700690100               71       10,000    X                             10000
ENTERTAINMENT CORP.
RF MICRO DEVICES      COMMON STOCK   749941100               60       10,000    X                             10000

THE RYLAND            COMMON STOCK   783764103            1,447       33,500    X                             33500
GROUP, INC.
SINA CORP             COMMON STOCK   G81477104              208       26,000    X                             26000

SOLECTRON CORP        COMMON STOCK   834182107               60       20,000    X                             20000

SOHU.COM              COMMON STOCK   83408W103              208       19,000    X                             19000

SUN MICROSYSTEMS INC  COMMON STOCK   866810104              101       31,000    X                             31000

TOLL BROTHERS         COMMON STOCK   889478103              888       46,000    X                             46000

TAIWAN SEMICONDUCTOR  COMMON STOCK   874039100            1,315      192,200    X                            192200
SP ADR
TELECOMMUNICATION     COMMON STOCK   87929J103               20       10,000    X                             10000
SYSTEMS, INC. CL A
UNITED                COMMON STOCK   910873207              265       87,900    X                             87900
MICROELECTRONICS COR
UNITEDHEALTH GROUP    COMMON STOCK   91324P102            1,283       14,000    X                             14000

VITESSE SEMICONDUCTR  COMMON STOCK   928497106               75       35,000    X                             35000

WACHOVIA CORP.        COMMON STOCK   929903102              528       15,500    X                             15500

WINN-DIXIE STORES     COMMON STOCK   974280109              297       22,500    X                             22500

WELLPOINT HEALTH      COMMON STOCK   94973H108            1,228       16,000    X                             16000
NETWORKS, INC.
THE WILLIAMS          COMMON STOCK   969457100              216       47,100    X                             47100
COMPANIES, INC.
XLINX INC             COMMON STOCK   983919101            1,063       45,400    X                             45400

GRAND TOTAL:                                             31,406